DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Municipal Infrastructure Revenue Bond ETF

August 31, 2020 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.9%
Alabama - 0.4%
Alabama Federal Aid Highway Finance Authority, Government FD/ Grant Revenue,
Series A, 5.00%, 6/1/37	$200,000	$249,844
Lower Alabama Gas District, Natural Gas Revenue,
Series A, 5.00%, 9/1/31	160,000	208,370

(Cost $425,238)		458,214

Arizona - 2.4%
City of Mesa AZ Utility System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 7/1/43	500,000	632,645
Salt River Project Agricultural Improvement & Power District, Electric, Power & Light Revenue,
Series A, 5.00%, 1/1/33	35,000	44,800
Series A, 5.00%, 1/1/38	450,000	551,119
Series A, 5.00%, 1/1/39	500,000	628,085
Series A, 5.00%, 1/1/47	500,000	645,665

(Cost $2,367,803)		2,502,314

California - 19.1%
Alameda Corridor Transportation Authority,Transit Revenue,
Series B, 5.00%, 10/1/35	165,000	192,263
Bay Area Toll Authority, Highway Revenue Tolls,
3.25%, 4/1/36	260,000	280,106
4.00%, 4/1/38	25,000	28,663
Series 7, 4.00%, 4/1/42	35,000	39,768
Sub-Series S-H, 5.00%, 4/1/44	405,000	505,501
Sub-Series S-8, 3.00%, 4/1/54	300,000	310,728
Series F-1, 5.00%, 4/1/56	100,000	117,063
Sub-Series S-8, 5.00%, 4/1/56	900,000	1,084,167
City of Long Beach CA Harbor Revenue, Private Airport & Marina Revenue,
Series A, 5.00%, 5/15/49	125,000	153,862
City of Los Angeles Department of Airports, Private Airport & Marina Revenue,
Series D, AMT, 5.00%, 5/15/43	125,000	151,905
Series A, AMT, 4.00%, 5/15/44	1,225,000	1,369,758
Series C, AMT, 5.00%, 5/15/44	200,000	237,378
Series F, AMT, 3.00%, 5/15/49	330,000	334,683
Series F, AMT, 4.00%, 5/15/49	500,000	555,640
Series D, 5.00%, 5/15/49	100,000	119,871
City of San Francisco CA Public Utilities Commission Water Revenue, Water Revenue,
Series D, 5.00%, 11/1/32	150,000	192,534
East Bay Municipal Utility District Water System Revenue, Water Revenue,
Series A, 5.00%, 6/1/45	100,000	123,643
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue,
Series A, 5.00%, 7/1/44	175,000	222,379
Los Angeles County Sanitation Districts Financing Authority, Sewer Revenue,
Series A, 4.00%, 10/1/42	100,000	111,264
Los Angeles Department of Water & Power Power System Revenue, Electric, Power & Light Revenue,
Series B, 5.00%, 7/1/40	410,000	539,515
Series A, 5.00%, 7/1/45	500,000	632,235
Los Angeles Department of Water & Power, Electric, Power & Light Revenue,
Series D, 5.00%, 7/1/32	25,000	33,418
Series A, 5.00%, 7/1/42	500,000	610,240
Series A, 5.00%, 7/1/46	750,000	897,720
Series D, 5.00%, 7/1/49	100,000	127,446
Los Angeles Department of Water, Water Revenue,
Series A, 5.00%, Issued 4/21/16, 7/1/41	500,000	603,655
Series A, 5.00%, Issued 5/11/17, 7/1/41	200,000	245,242
Series A, 5.00%, 7/1/50	210,000	272,296
Metropolitan Water District of Southern California, Water Revenue,
Series C, 5.00%, 7/1/40	100,000	134,181
Norman Y Mineta San Jose International Airport SJC, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 3/1/41	500,000	585,155
Sacramento Municipal Utility District, Electric, Power & Light Revenue,
Series H, 4.00%, 8/15/45	400,000	488,452
San Diego County Regional Transportation Commission, Sales Tax Revenue,
Series A, 5.00%, 4/1/41	280,000	338,786
San Francisco City & County Airport Commission-San Francisco International Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 5/1/37	1,000,000	1,238,140
Series A, AMT, 5.00%, 5/1/44	150,000	182,166
Series E, AMT, 5.00%, 5/1/45	1,225,000	1,485,215
Series B, AMT, 5.00%, 5/1/46	500,000	576,675
Series C, 5.00%, 5/1/46	600,000	698,622
Series A, AMT, 5.00%, 5/1/47	200,000	234,854
Series B, 5.00%, 5/1/47	25,000	29,510
Series D, AMT, 5.25%, 5/1/48	870,000	1,052,317

Series A, 4.00%, 5/1/49	1,300,000	1,457,053
Series A, AMT, 5.00%, 5/1/49	200,000	241,428
Series F, 5.00%, 5/1/50	900,000	1,099,593
Southern California Public Power Authority, Natural Gas Revenue,
Series A, 5.00%, 11/1/33	150,000	200,037

(Cost $19,294,644)		20,135,127

Colorado - 3.0%
City & County of Denver Co. Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 12/1/32	250,000	310,420
Sub-Series A, AMT, 5.00%, 12/1/36	150,000	208,485
Series A, AMT, 5.00%, 12/1/38	320,000	389,158
Series A, AMT, 4.00%, 12/1/43	650,000	719,283
Series A, AMT, 5.00%, 12/1/43	325,000	390,358
Series A, AMT, 5.00%, 12/1/48	700,000	835,695
Colorado Bridge Enterprise, Miscellaneous Revenue,
AMT, 4.00%, 6/30/51	250,000	273,065

(Cost $2,910,054)		3,126,464

District of Columbia - 5.0%
District of Columbia Water & Sewer Authority, Water Revenue,
Series A, 5.00%, 10/1/39	245,000	297,178
Series B, 5.00%, 10/1/49	250,000	309,612
District of Columbia, Income Tax Revenue,
Series A, 5.00%, 3/1/44	500,000	644,575
Series A, 4.00%, 3/1/45	215,000	255,502
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Highway Revenue Tolls,
Series B, 4.00%, 10/1/44	1,000,000	1,105,580
Series B, 3.00%, 10/1/50	700,000	707,161
Series B, 4.00%, 10/1/53	1,500,000	1,642,020
Washington Metropolitan Area Transit Authority, Transit Revenue,
Series B, 5.00%, 7/1/42	250,000	303,637

(Cost $5,237,730)		5,265,265

Florida - 8.6%
Central Florida Expressway Authority, Highway Revenue Tolls,
5.00%, 7/1/38	105,000	128,375
City of Cape Coral FL Water & Sewer Revenue, Water Revenue,
5.00%, 10/1/39	150,000	185,253
City of Gainesville FL Utilities System Revenue, Multiple Utility Revenue,
Series A, 5.00%, 10/1/47	100,000	128,137
County of Broward FL Airport System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 4.00%, 10/1/44	100,000	110,984
Series A, AMT, 4.00%, 10/1/49	150,000	165,460
County of Broward FL Port Facilities Revenue, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 9/1/44	500,000	538,340
County of Miami-Dade FL Aviation Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 10/1/38	500,000	570,975
Series B, AMT, 5.00%, 10/1/40	395,000	464,970
5.00%, 10/1/41	425,000	493,960
Series A, AMT, 4.00%, 10/1/44	100,000	110,219
Series A, AMT, 5.00%, 10/1/44	100,000	120,990
Series A, AMT, 5.00%, 10/1/49	350,000	420,948
County of Miami-Dade FL Transit System, Sales Tax Revenue,
4.00%, 7/1/38	90,000	101,378
County of Miami-Dade FL Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/1/44	165,000	189,361
Series B, 4.00%, 10/1/44	150,000	179,306
4.00%, 10/1/48	400,000	464,860
Series B, 3.00%, 10/1/49	150,000	162,119
Series B, 4.00%, 10/1/49	575,000	677,810
Greater Orlando Aviation Authority, Private Airport & Marina Revenue,
Sub-Series A, AMT, 5.00%, 10/1/47	100,000	116,549
Series A, AMT, 4.00%, 10/1/49	500,000	557,505
Sub-Series A, 5.00%, 10/1/52	500,000	580,605
Series A, AMT, 3.25%, 10/1/54	250,000	257,925
Hillsborough County Aviation Authority, Private Airport & Marina Revenue,
Series F, 5.00%, 10/1/48	50,000	60,345
JEA Electric System Revenue, Electric, Power & Light Revenue,
Series 3A, 3.00%, 10/1/40	500,000	539,465
JEA Water & Sewer System Revenue, Water Revenue,
Series A, 4.00%, 10/1/40	250,000	295,865
Putnam County Development Authority, Electric, Power & Light Revenue,
Series A, 5.00%, 3/15/42	250,000	303,153
Tampa-Hillsborough County Expressway Authority, Highway Revenue Tolls,
Series B, 4.00%, 7/1/42	1,000,000	1,139,320

(Cost $8,702,162)		9,064,177

Georgia - 1.0%
City of Atlanta GA Department of Aviation, Private Airport & Marina Revenue,
Series B, 4.00%, 7/1/49	200,000	223,342
City of Atlanta GA Water & Wastewater, Water Revenue,
Series B, 5.00%, 11/1/47	250,000	308,617
Development Authority of Burke County, Electric, Power & Light Revenue,
Series D, 4.125%, 11/1/45	290,000	323,721
Main Street Natural Gas, Inc., Natural Gas Revenue,
Series A, 5.00%, 5/15/43	30,000	35,495
Municipal Electric Authority of Georgia, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/60	100,000	112,127

(Cost $935,148)		1,003,302

Guam - 0.1%
Guam Government Waterworks Authority, Water Revenue,
5.00%, 1/1/46
(Cost $131,048)	125,000	141,372

Hawaii - 1.0%
City & County Honolulu HI Wastewater System, Sewer Revenue,
Series A, 5.00%, 7/1/40	500,000	587,370
State of Hawaii Airports System Revenue, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	474,296

(Cost $998,234)		1,061,666

Illinois - 6.3%
Chicago Midway International Airport, Private Airport & Marina Revenue,
Series B, 5.00%, 1/1/41	500,000	564,730
Chicago O’Hare International Airport, Private Airport & Marina Revenue,
Series D, AMT, 5.00%, 1/1/42	800,000	920,568
Series A, AMT, 4.00%, 1/1/43	40,000	43,950
Series B, 4.00%, 1/1/44	75,000	83,529
Series D, 5.00%, 1/1/47	500,000	577,420
Series B, 5.00%, 1/1/48	800,000	958,648
Series D, 5.00%, 1/1/52	140,000	161,134
Series D, AMT, 5.00%, 1/1/52	375,000	425,250
Series A, AMT, 4.375%, 1/1/53	25,000	27,939
Series B, 5.00%, 1/1/53	115,000	137,225
Illinois Municipal Electric Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 2/1/34	45,000	49,797
Illinois State Toll Highway Authority, Highway Revenue Tolls,
Series A, 5.00%, 12/1/31	10,000	12,016
Series C, 5.00%, 1/1/36	50,000	57,901
Series A, 5.00%, 1/1/40	1,090,000	1,273,218
Series A, 5.00%, 1/1/42	500,000	603,775
Series A, 4.00%, 1/1/44	300,000	339,252
Series A, 5.00%, 1/1/44	300,000	371,958

(Cost $6,263,267)		6,608,310

Indiana - 0.3%
Indiana Finance Authority, Sewer Revenue,
Series A, 5.00%, 10/1/41	100,000	118,734
Indiana Municipal Power Agency, Electric, Power & Light Revenue,
5.00%, 1/1/42	200,000	234,934

(Cost $339,263)		353,668

Kentucky - 0.3%
Kentucky Economic Development Finance Authority, Lease Revenue,
Series A, 4.00%, 12/1/41	255,000	283,509
Kentucky Municipal Power Agency, Electric, Power & Light Revenue,
Series A, 4.00%, 9/1/39	45,000	47,875
Louisville & Jefferson County Metropolitan Sewer District, Sewer Revenue,
Series A, 3.00%, 5/15/46	10,000	10,435

(Cost $332,543)		341,819

Louisiana - 1.2%
East Baton Rouge Sewerage Commission, Sewer Revenue,
Series A, 4.00%, 2/1/45	30,000	35,263
Jefferson Sales Tax District, Sales Tax Revenue,
Series B, 4.00%, 12/1/42	400,000	461,860
Louisiana Local Government Environmental Facilities & Community Development Authority, Industrial Revenue,
3.50%, 11/1/32	450,000	480,861
New Orleans Aviation Board, Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 1/1/48	250,000	285,070

(Cost $1,221,355)		1,263,054

Maryland - 0.2%
State of Maryland Department of Transportation, Fuel Sales Tax Revenue,
3.50%, 10/1/33
(Cost $186,630)	190,000	213,233

Massachusetts - 0.5%
Massachusetts Port Authority, Private Airport & Marina Revenue,
Series C, 5.00%, 7/1/44
(Cost $474,968)	400,000	488,880

Michigan - 0.8%
Great Lakes Water Authority Sewage Disposal System Revenue, Water Revenue,
Series C, 5.00%, 7/1/36	430,000	517,109
Great Lakes Water Authority Water Supply System Revenue, Water Revenue,
Series A, 5.00%, 7/1/46	125,000	147,176
Lansing Board of Water & Light, Electric, Power & Light Revenue,
Series A, 5.00%, 7/1/44	35,000	44,547
Series A, 5.00%, 7/1/48	90,000	113,933

(Cost $763,125)		822,765

Missouri - 0.5%
Metropolitan St Louis Sewer District, Sewer Revenue,
Series A, 5.00%, 5/1/47	245,000	300,297
Missouri Joint Municipal Electric Utility Commission, Electric, Power & Light Revenue
Series A, 5.00%, 12/1/40	235,000	273,728

(Cost $560,663)		574,025

Nevada - 0.8%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax,
Series B, 5.00%, 7/1/43	500,000	571,370
Series B, 4.00%, 7/1/49	250,000	265,217

(Cost $798,466)		836,587

New Jersey - 2.6%
New Jersey Turnpike Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/31	10,000	12,125
Series B, 5.00%, 1/1/31	20,000	24,949
Series A, 5.00%, 1/1/33	10,000	11,982
Series B, 5.00%, 1/1/34	130,000	158,902
Series G, 3.25%, 1/1/38	795,000	840,625
Series E, 5.00%, 1/1/45	850,000	954,856
Series A, 5.00%, 1/1/48	650,000	783,263

(Cost $2,649,622)		2,786,702

New York - 23.4%
Long Island Power Authority, Electric, Power & Light Revenue,
5.00%, 9/1/42	185,000	224,583
Metropolitan Transportation Authority, Fuel Sales Tax Revenue,
Series A, 5.25%, 11/15/32	900,000	1,081,440
Metropolitan Transportation Authority, Transit Revenue,
Series D, 5.00%, 11/15/33	100,000	111,259
Series C-1, 4.00%, 11/15/37	155,000	158,762
Series B, 5.00%, 11/15/37	1,000,000	1,090,320
Sub-Series D-1, 5.00%, 11/15/39	20,000	21,141
Series D, 4.00%, 11/15/42	300,000	303,891
Series - A-1 - Group 1, 4.00%, 11/15/44	500,000	559,975
Series A, Sub-Series A-2, 5.00%, 11/15/44	100,000	120,063
Sub-Series D-1, 5.25%, 11/15/44	50,000	53,159
Series C-1, 4.75%, 11/15/45	1,000,000	1,089,370
Sub-Series A-1, 5.00%, 11/15/45	200,000	211,738
Series D, 4.00%, 11/15/46	500,000	503,875
Series C-1, 5.00%, 11/15/50	500,000	552,335
New York City Transitional Finance Authority Future Tax Secured Revenue, Income Tax Revenue,
Sub-Series E-1, 5.00%, 2/1/34	300,000	361,542
Sub-Series E-1, 5.00%, 2/1/35	180,000	216,506
Series A, Sub-Series E-1, 5.00%, 2/1/36	200,000	242,096
Sub-Series E-1, 5.00%, 2/1/38	300,000	358,749
Sub-Series A-1, 5.00%, 5/1/40	500,000	600,070
Sub-Series A-1, 4.00%, 5/1/42	15,000	16,566
New York City Water & Sewer System, Water Revenue,
Series CC-1, 4.00%, 6/15/37	95,000	109,152
Sub-Series CC-1, 5.00%, 6/15/38	715,000	877,598
Series GG, 5.00%, 6/15/39	650,000	768,982
Series HH, 5.00%, 6/15/39	150,000	177,457
Series AA, 4.00%, 6/15/40	1,100,000	1,300,343
Sub-Series EE-2, 5.00%, 6/15/40	35,000	44,897
Sub-Series CC-1, 4.00%, 6/15/46	50,000	55,712
Series CC, 5.00%, 6/15/46	500,000	587,180
Sub-Series CC-1, 5.00%, 6/15/46	300,000	360,801
Series DD, 5.00%, 6/15/47	1,200,000	1,462,332
Series CC, 5.00%, 6/15/48	965,000	1,178,796
Series DD-1, 5.00%, 6/15/48	300,000	371,091
Series BB-1, 4.00%, 6/15/49	200,000	232,518
Series CC-1, 4.00%, 6/15/49	200,000	232,518
Series DD-1, 5.00%, 6/15/49	400,000	494,676
Series GG-1, 4.00%, 6/15/50	605,000	707,457
Sub-Series DD-1, 4.00%, 6/15/50	250,000	292,337
New York Convention Center Development Corp., Hotel Occupancy Tax,
Series A, 5.00%, 11/15/46	25,000	27,793
New York Liberty Development Corp., Industrial Revenue,
2.625%, 9/15/69	300,000	303,981
Class 3, 2.80%, 9/15/69	500,000	480,970
New York Power Authority, Electric, Power & Light Revenue,
Series A, 3.25%, 11/15/60	2,000,000	2,093,260
Series A, 4.00%, 11/15/60	525,000	612,628
New York State Environmental Facilities Corp., Water Revenue,
Sub-Series E, 5.00%, 6/15/42	100,000	123,573

New York Transportation Development Corp., Industrial Revenue,
AMT, 5.00%, 1/1/30	485,000	536,851
AMT, 5.00%, 1/1/34	500,000	538,380
Port Authority of New York & New Jersey, Private Airport & Marina Revenue,
5.00%, 11/1/31	700,000	913,136
5.00%, 10/15/35	65,000	76,453
5.00%, 10/15/41	1,150,000	1,342,096
Triborough Bridge & Tunnel Authority, Highway Revenue Tolls,
Series A, 4.00%, 11/15/54	450,000	520,430

(Cost $23,971,731)		24,700,838

Ohio - 0.1%
Northeast Ohio Regional Sewer District, Sewer Revenue,
3.00%, 11/15/40	100,000	108,347
Ohio Water Development Authority Water Pollution Control Loan Fund, Water Revenue,
Series A, 5.00%, 12/1/29	10,000	12,777
Series A, 5.00%, 6/1/30	10,000	12,743

(Cost $126,636)		133,867

Oklahoma - 0.7%
Oklahoma Turnpike Authority, Highway Revenue Tolls,
Series C, 4.00%, 1/1/42	350,000	395,700
Series A, 5.00%, 1/1/43	280,000	335,608

(Cost $690,713)		731,308

Oregon - 1.1%
Port of Portland OR Airport Revenue, Private Airport & Marina Revenue,
Series 24B, AMT, 5.00%, 7/1/47
(Cost $1,086,245)	1,000,000	1,144,380

Pennsylvania - 4.7%
City of Philadelphia PA Airport Revenue,Private Airport & Marina Revenue,
Series B, AMT, 5.00%, 7/1/47	300,000	345,030
City of Philadelphia PA Water & Wastewater, Water Revenue,
Series A, 5.00%, 10/1/48	35,000	43,057
Series A, 5.00%, 11/1/50	500,000	632,495
Delaware River Joint Toll Bridge Commission, Highway Revenue Tolls,
5.00%, 7/1/42	365,000	444,625
Pennsylvania Turnpike Commission, Fran. Tax & Bus. LIC Fees,
Series A, 5.25%, 12/1/44	300,000	379,374
Series A, 5.00%, 12/1/48	250,000	306,215
Pennsylvania Turnpike Commission, Highway Revenue Tolls,
Sub-Series B-1, 5.00%, 6/1/42	100,000	116,979
Series A-2, 5.00%, 12/1/43	250,000	304,467
Sub-Series A, 5.00%, 12/1/44	500,000	609,755
Series A-1, 5.00%, 12/1/46	900,000	1,037,340
Series A-1, 5.00%, 12/1/47	500,000	592,110
Sub-Series A, 4.00%, 12/1/49	100,000	113,079

(Cost $4,744,108)		4,924,526

Puerto Rico - 0.7%
Puerto Rico Highway & Transportation Authority, Fuel Sales Tax Revenue,
Series CC, 5.25%, 7/1/36	425,000	461,508
Series N, 5.25%, 7/1/36	175,000	189,929
Puerto Rico Highway & Transportation Authority, Highway Revenue Tolls,
Series L, 5.25%, 7/1/35	50,000	51,122
Series L, 5.25%, 7/1/41	25,000	26,956

(Cost $725,444)		729,515

South Carolina - 0.6%
South Carolina Ports Authority, Private Airport & Marina Revenue,
Series A, 3.00%, 7/1/49	100,000	104,606
South Carolina Public Service Authority, Nuclear Revenue,
Series A, 5.00%, 12/1/55	365,000	414,341
Series E, 5.25%, 12/1/55	50,000	58,054

(Cost $538,295)		577,001

Tennessee - 1.3%
Metropolitan Nashville Airport Authority, Private Airport & Marina Revenue,
Series B, AMT, 4.00%, 7/1/54	550,000	604,445
Series A, 5.00%, 7/1/54	525,000	636,783
Series B, AMT, 5.00%, 7/1/54	100,000	121,583

(Cost $1,377,216)		1,362,811

Texas - 7.2%
Central Texas Regional Mobility Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/45	100,000	113,712
City of Dallas TX Waterworks & Sewer System Revenue, Water Revenue,
Series C, 4.00%, 10/1/49	500,000	597,345
City of Houston TX Combined Utility System, Water Revenue,
Series B, 5.00%, 11/15/36	500,000	612,490
Series D, 5.00%, 11/15/39	85,000	98,422
Series C, 4.00%, 11/15/49	55,000	65,313
City of San Antonio TX Electric & Gas Systems, Electric, Power & Light Revenue,
5.00%, 2/1/47	150,000	184,983

County of Harris TX, Highway Revenue Tolls,
Series A, 5.00%, 8/15/47	200,000	239,108
Dallas Area Rapid Transit, Sales Tax Revenue,
Series A, 5.00%, 12/1/46	855,000	1,020,896
Harris County Toll Road Authority, Highway Revenue Tolls,
Series A, 4.00%, 8/15/48	555,000	631,512
North Texas Tollway Authority, Highway Revenue Tolls,
Series A, 5.00%, 1/1/38	500,000	577,405
Series A, 5.00%, 1/1/43	125,000	152,549
Series A, 5.00%, 1/1/48	1,500,000	1,812,975
Series B, 5.00%, 1/1/48	390,000	457,131
San Antonio Water System, Water Revenue,
Series C, 4.00%, 5/15/50	250,000	295,890
Texas Water Development Board, Water Revenue,
Series A, 5.00%, 10/15/45	600,000	723,162

(Cost $7,176,563)		7,582,893

Utah - 1.2%
Salt Lake City Corp Airport, Private Airport & Marina Revenue,
Series A, AMT, 5.00%, 7/1/43	400,000	476,816
Series A, AMT, 5.00%, 7/1/47	450,000	525,209
Series A, AMT, 5.25%, 7/1/48	225,000	270,551

(Cost $1,194,945)		1,272,576

Virginia - 1.6%
Chesapeake Bay Bridge & Tunnel District, Highway Revenue Tolls,
5.00%, 7/1/41	190,000	225,095
Virginia Small Business Financing Authority, Highway Revenue Tolls,
5.00%, 12/31/52	550,000	619,932
AMT, 5.00%, 12/31/56	750,000	843,930

(Cost $1,605,986)		1,688,957

Washington - 1.9%
Central Puget Sound Regional Transit Authority, Sales Tax Revenue,
Series S-1, 5.00%, 11/1/35	120,000	144,065
Series S-1, 5.00%, 11/1/45	400,000	476,880
Series 1, 5.00%, 11/1/50	190,000	225,887
Energy Northwest, Nuclear Revenue,
Series A, 5.00%, 7/1/38	300,000	387,621
Port of Seattle WA, Private Airport & Marina Revenue,
Series C, AMT, 5.25%, 5/1/42	190,000	223,691
AMT, 5.00%, 4/1/44	500,000	595,230

(Cost $1,951,103)		2,053,374

Wisconsin - 0.3%
Wisconsin Department of Transportation, Miscellaneous Revenue,
Series 2, 5.00%, 7/1/30	45,000	57,433
Wisconsin Health & Educational Facilities Authority, Electric, Power & Light Revenue,
5.00%, 4/1/44	245,000	297,187

(Cost $329,431)		354,620

TOTAL MUNICIPAL BONDS (Cost $100,110,379)		104,303,610

TOTAL INVESTMENTS - 98.9% (Cost $100,110,379)		$104,303,610
Other assets and liabilities, net - 1.1%		1,165,648

NET ASSETS - 100.0%		$105,469,258

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

AMT:	Alternative Minimum Tax

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds(a)	$—	$104,303,610	$—	$104,303,610

TOTAL	$—	$104,303,610	$—	$104,303,610

(a)	See Schedule of Investments for additional detailed categorizations.